Common stock	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Common stock

Note 11 - Common stock

Issued, outstanding and authorized shares

At June 30, 2025 and December 31, 2024 the Company had an outstanding share capital of 44,226,638 and 25,000,044 ordinary shares with a par value £0.002 per share (“Common Stock”).

Further there was a preference shares issue 1 share with a par value of £50,000 as a conversion of loan to equity to a related party.

Recapitalization

In March 2025, the Company issued 4,444,445 common shares of the Company as part of its share subscription in its IPO listing as well a further 14,782,149 shares we issued as a conversion of shareholders loans to equity as per Note 2 above.